Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 50.7	$ 44.5
Performance obligation, percentage recognized during the period	10.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	8 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation percentage	26.00%